UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.                   Schedule of Investments (filed herewith).

Pacific Advisors Income & Equity Fund
Schedule of Investments (unaudited)
as of September 30, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			5.23
DISTRIBUTORS
1,750	GENUINE PARTS CO.	175,787
		175,787	1.08

LEISURE PRODUCTS
7,000	MATTEL INC.	211,960
		211,960	1.31

MEDIA
3,000	OMNICOM GROUP INC.	255,000
		255,000	1.57

MULTILINE RETAIL
3,000	TARGET CORP.	206,040
		206,040	1.27

CONSUMER STAPLES			7.33
BEVERAGES
4,500	COCA-COLA CO.	190,440
		190,440	1.17

FOOD & STAPLES RETAILING
2,400	CVS HEALTH CORP.	213,576
4,000	SYSCO CORP.	196,040
5,600	THE KROGER CO.	166,208
3,500	WAL-MART STORES INC.	252,420
		828,244	5.11

HOUSEHOLD PRODUCTS
1,900	PROCTER & GAMBLE CO.	170,525
		170,525	1.05

ENERGY			2.77
ENERGY EQUIPMENT & SERVICES
3,500	SCHLUMBERGER LTD	275,240
		275,240	1.70

OIL, GAS & CONSUMABLE FUELS
4,000	CONOCOPHILLIPS	173,880
		173,880	1.07

FINANCIALS			4.45
BANKS
6,500	U.S. BANCORP	278,785
5,500	WELLS FARGO & CO.	243,540
		522,325	3.22

INSURANCE
4,500	METLIFE INC.	199,935
		199,935	1.23

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

HEALTH CARE			4.68
BIOTECHNOLOGY
4,000	ABBVIE INC.	252,280
		252,280	1.55

PHARMACEUTICALS
2,000	JOHNSON & JOHNSON	236,260
8,000	PFIZER INC.	270,960
		507,220	3.13

INDUSTRIALS			7.15
AIR FREIGHT & LOGISTICS
2,250	UNITED PARCEL SERVICE, INC. B	246,060
		246,060	1.52

COMMERCIAL SERVICES & SUPPLIES
3,000	WASTE MANAGEMENT INC.	191,280
		191,280	1.18

INDUSTRIAL CONGLOMERATES
2,000	HONEYWELL INT’L INC.	233,180
8,000	GENERAL ELECTRIC CO.	236,960
		470,140	2.90

TRADING COMPANIES & DISTRIBUTORS
6,000	FASTENAL COMPANY	250,680
		250,680	1.55

INFORMATION TECHNOLOGY			6.35
COMMUNICATIONS EQUIPMENT
8,000	CISCO SYSTEMS INC.	253,760
		253,760	1.56

IT SERVICES
1,500	INT’L BUSINESS MACHINES CORP.	238,275
		238,275	1.47

SEMICONDUCTORS & EQUIPMENT
7,000	INTEL CORP.	264,250
		264,250	1.63

SOFTWARE
4,750	MICROSOFT CORP.	273,600
		273,600	1.69

MATERIALS			2.87
CHEMICALS
3,000	DUPONT DE NEMOURS & CO.	200,910
		200,910	1.24

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

CONTAINERS & PACKAGING
5,500	INTERNATIONAL PAPER COMPANY	263,890
		263,890	1.63

TELECOMMUNICATION SERVICES			3.04
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.	243,660
4,815	VERIZON COMMUNICATIONS INC.	250,284
		493,944	3.04

UTILITIES			4.07
ELECTRIC UTILITIES
2,500	DUKE ENERGY CORP.	200,100
3,500	XCEL ENERGY INC.	143,990
		344,090	2.12

MULTI-UTILITIES
2,000	DOMINION RESOURCES INC.	148,540
4,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	167,480
		316,020	1.95

TOTAL COMMON STOCK (Cost: $5,855,700)		7,775,775	47.94

CORPORATE BOND
CONSUMER DISCRETIONARY			7.11
AUTO COMPONENTS
150,000	LEAR CORP. 4.75% 01/15/23	155,812
		155,812	0.96

AUTOMOBILES
130,000	GENERAL MOTORS FINL CO. 4.75% 08/15/17	133,516
		133,516	0.82

DIVERSIFIED CONSUMER SERVICES
150,000	BLOCK FINANCIAL LLC 4.125% 10/01/20	157,220
		157,220	0.97

HOTELS, RESTAURANTS & LEISURE
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	111,375
100,000	WYNDHAM WORLDWIDE 2.95% 03/01/17	100,457
150,000	YUM! BRANDS INC. 5.30% 09/15/19	162,188
		374,020	2.31

HOUSEHOLD DURABLES
150,000	TUPPERWARE BRANDS CORP. 4.75% 06/01/21	164,103
		164,103	1.01

INTERNET & CATALOG RETAIL
150,000	EXPEDIA INC. 5.95% 08/15/20	169,140
		169,140	1.04

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

CONSUMER STAPLES			0.97
FOOD & STAPLES RETAILING
150,000	DELHAIZE GROUP SA 4.125% 04/10/19	157,840
		157,840	0.97

ENERGY			4.78
100,000	PRIDE INTERNATIONAL INC. 6.875% 08/15/20	98,750
150,000	ROWAN COMPANY INC. 7.875% 08/01/19	160,125
150,000	SESI LLC 6.375% 05/01/19	148,875
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	98,875
		506,625	3.12

OIL, GAS & CONSUMABLE FUELS
150,000	CONTINENTAL RESOURCES 7.375% 10/01/20	154,125
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	114,185
		268,310	1.65

FINANCIALS			12.19
BANKS
100,000	BANK OF AMERICA CORP. 3.506% 03/19/20 FLOAT	101,650
100,000	BANK OF AMERICA CORP. 2.613% 09/28/20 FLOAT	100,281
125,000	JPMORGAN CHASE & CO. 2.835% 02/25/21 FLOAT	126,375
150,000	SUNTRUST BANKS INC. 1.811% 11/22/16 FLOAT	150,194
		478,500	2.95

CAPITAL MARKETS
150,000	ARES CAPITAL CORP. 4.875% 11/30/18	156,580
150,000	E*TRADE FINANCIAL CORP. 5.375% 11/15/22	159,893
100,000	FIFTH STREET FINANCE CORP.4.875% 03/01/19	102,154
100,000	GOLDMAN SACHS GROUP INC. 2.225% 08/26/20 FLOAT	99,930
100,000	JEFFERIES GROUP INC. 5.125% 04/13/18	104,401
100,000	MORGAN STANLEY 3.50% 09/30/17 FLOAT	100,957
100,000	MORGAN STANLEY 4.50% 10/27/18 FLOAT	106,375
100,000	MORGAN STANLEY 3.006% 04/25/23 FLOAT	101,500
100,000	PROSPECT CAPITAL CORP. 5.00% 07/15/19	100,948
150,000	STIFEL FINANCIAL CORP. 3.50% 12/01/20	153,223
		1,185,961	7.31

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	100,500
		100,500	0.62

FINANCIAL EXCHANGES & DATA
100,000	NASDAQ OMX GROUP 5.55% 01/15/20	110,416
		110,416	0.68

INSURANCE
100,000	PRUDENTIAL FINANCIAL INC. 3.065% 11/02/20 FLOAT	101,750
		101,750	0.63

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

HEALTH CARE			2.27
BIOTECHNOLOGY
114,000	BAXALTA INC. 3.60% 06/23/22	119,767
		119,767	0.74

PHARMACEUTICALS
110,000	PFIZER INC. 6.05% 03/30/17	112,757
130,000	ZOETIS INC. 3.45% 11/13/20	135,892
		248,649	1.53

INDUSTRIALS			7.01
AEROSPACE & DEFENSE
150,000	L-3 COMMUNICATIONS CORP. 5.20% 10/15/19	164,248
		164,248	1.01

BUILDING PRODUCTS
115,000	OWENS CORNING INC. 9.00% 06/15/19	134,320
		134,320	0.83

MACHINERY
150,000	AGCO CORP. 5.875% 12/01/21	164,241
100,000	HARSCO CORP. 5.75% 05/15/18	101,400
150,000	HILLENBRAND INC. 5.50% 07/15/20	164,037
		429,678	2.65

PROFESSIONAL SERVICES
150,000	DUN & BRADSTREET CORP. 4.00% 06/15/20	156,529
		156,529	0.97

TRADING COMPANIES & DISTRIBUTORS
100,000	AIR LEASE CORP. 5.625% 04/01/17	101,705
150,000	GATX CORP. 2.60% 03/30/20	151,989
		253,694	1.55

INFORMATION TECHNOLOGY			5.15
SEMICONDUCTORS
150,000	QUALCOMM INC. 3.00% 05/20/22	157,382
		157,382	0.97

ELECTRONIC EQUIPMENT & INSTRUMENTS
102,000	ARROW ELECTRONICS INC. 6.875% 06/01/18	110,153
100,000	INGRAM MICRO INC. 5.25% 09/01/17	102,880
150,000	KEYSIGHT TECHNOLOGIES 3.30% 10/30/19	152,684
		365,717	2.25

IT SERVICES
150,000	FIDELITY NATIONAL INFORMATION 3.625% 10/15/20	159,101
		159,101	0.98

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

TECHNOLOGY HARDWARE STORAGE & PERPHERALS
145,000	LEXMARK INT’L INC. 6.65% 06/01/18	153,777
		153,777	0.95

MATERIALS			2.97
CHEMICALS
112,000	CF INDUSTRIES INC. 6.875% 05/01/18	120,478
		120,478	0.75

METALS & MINING
100,000	ALCOA INC. 5.55% 02/01/17	101,259
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	108,000
150,000	RELIANCE STEEL & ALUM 6.20% 11/15/16	150,655
		359,914	2.22

REAL ESTATE			3.46
HOTEL & RESORT REITS
105,000	HOSPITALITY PROP TRUST 6.70% 01/15/18	109,074
		109,074	0.67

OFFICE REITS
150,000	CORPORATE OFFICE PROP 3.60% 05/15/23	149,908
125,000	MACK-CALI REALTY LP 7.75% 08/15/19	144,521
		294,429	1.82

REAL ESTATE SERVICES
150,000	CBRE SERVICES INC. 5.00% 03/15/23	157,997
		157,997	0.97

TELECOMMUNICATION SERVICES			0.79
DIVERSIFIED TELECOM. SERVICES
125,000	QWEST CORP. 6.50% 06/01/17	128,750
		128,750	0.79

UTILITIES			0.94
ELECTRIC UTILITIES
49,000	CLEVELAND ELECTRIC ILLUM 5.70% 04/01/17	49,992
100,000	PPL ENERGY SUPPLY LLC 6.50% 05/01/18	103,000
		152,992	0.94

TOTAL CORPORATE BOND (Cost: $7,627,945)		7,730,209	47.64

PREFERRED STOCK
FINANCIALS			2.21
BANKS
100,000	JPMORGAN CHASE & CO. 5.30% PFD FIX -FLOAT	101,375
150,000	WELLS FARGO & CO. 7.98% PFD FIX-FLOAT	156,765
		258,140	1.59

INSURANCE
100,000	METLIFE INC. 5.25% PFD FIX - FLOAT	100,500
		100,500	0.62

TOTAL PREFERRED STOCK (Cost: $356,540)		358,640	2.21

TOTAL INVESTMENT IN SECURITIES (Cost: $13,840,185)		15,864,624	97.79

CASH OR CASH EQUIVALENT		286,107	1.76

OTHER ASSETS LESS LIABILITIES		73,675	0.45

TOTAL NET ASSETS		16,224,406	100.00

* Non-income producing

** The principal amount and value are stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (unaudited)
as of September 30, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			10.23
AUTO COMPONENTS
4,800	GENTHERM INC. *	150,816
		150,816	2.48

MEDIA
1,235	WALT DISNEY CO.	114,682
		114,682	1.88

SPECIALTY RETAIL
7,000	CONN’S INC. *	72,240
500	O’REILLY AUTOMOTIVE INC. *	140,055
		212,295	3.49

TEXTILES, APPAREL & LUXURY GOODS
2,750	NIKE INC.	144,787
		144,787	2.38

CONSUMER STAPLES			3.52
FOOD & STAPLES RETAILING
8,670	CHEFS’ WAREHOUSE INC. *	96,584
1,400	PRICESMART, INC.	117,264
		213,848	3.52

ENERGY			6.08
ENERGY EQUIPMENT & SERVICES
1,000	CORE LABORATORIES N.V.	112,330
11,000	HORNBECK OFFSHORE SERVICES INC. *	60,500
4,000	NATIONAL OILWELL VARCO INC.	146,960
8,000	NOBLE CORPORATION	50,720
		370,510	6.08

FINANCIALS			10.58
BANKS
3,730	EAST WEST BANCORP INC.	136,928
1,370	SIGNATURE BANK *	162,276
		299,204	4.91

CAPITAL MARKETS
2,190	SEI INVESTMENTS COMPANY	99,886
		99,886	1.64

FINANCIAL EXCHANGES & DATA
850	FACTSET RESEARCH SYSTEMS INC.	137,785
650	MARKETAXESS HOLDINGS INC.	107,634
		245,419	4.03

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

HEALTH CARE			8.30
HEALTH CARE TECHNOLOGY
2,445	CERNER CORPORATION *	150,979
700	HENRY SCHEIN INC. *	114,086
1,220	IDEXX LABORATORIES, INC. *	137,531
		402,596	6.61

PHARMACEUTICALS
1,975	ZOETIS, INC.	102,720
		102,720	1.69

INDUSTRIALS			17.13
AIRLINES
4,000	SPIRIT AIRLINES INC. *	170,120
		170,120	2.79

COMMERCIAL SERVICES & SUPPLIES
3,750	HEALTHCARE SERVICES GROUP, INC.	148,425
1,600	STERICYCLE, INC. *	128,224
4,000	TEAM INC. *	130,840
		407,489	6.69

CONSTRUCTION & ENGINEERING
4,800	CHICAGO BRIDGE & IRON CO. N.V.	134,544
		134,544	2.21

MACHINERY
1,765	WABTEC CORP.	144,112
		144,112	2.37

PROFESSIONAL SERVICES
800	EQUIFAX INC.	107,664
		107,664	1.77

TRADING COMPANIES & DISTRIBUTORS
6,000	TRITON INTERNATIONAL LIMITED	79,140
		79,140	1.30

INFORMATION TECHNOLOGY			12.20
INTERNET SOFTWARE & SERVICES
250	ALPHABET INC. *	201,015
1,000	FACEBOOK, INC. *	128,270
2,000	SHUTTERSTOCK, INC. *	127,400
		456,685	7.50

IT SERVICES
1,315	ACCENTURE PLC	160,653
1,530	VISA INC.	126,531
		287,185	4.70

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

TELECOMMUNICATION SERVICES			1.28
DIVERSIFIED TELECOM. SERVICES
1,500	VERIZON COMMUNICATIONS INC.	77,970
		77,970	1.28

TOTAL COMMON STOCK (Cost: $4,321,153)		4,221,672	69.32

CORPORATE BOND
CONSUMER DISCRETIONARY			1.78
DIVERSIFIED CONSUMER SERVICES
100,000	WASHINGTON POST CO. 7.25% 02/01/19	108,250
		108,250	1.78

ENERGY			12.08
ENERGY EQUIPMENT & SERVICES
105,000	NOBLE HOLDING INTL LTD 5.25% 03/16/18 FLOAT	103,425
100,000	PRIDE INTERNATIONAL INC. 8.50% 06/15/19	108,750
100,000	ROWAN COMPANY INC. 7.875% 08/01/19	106,750
100,000	SEACOR HOLDING 7.375% 10/01/19	100,000
100,000	SESI LLC 6.375% 05/01/19	99,250
		518,175	8.52

OIL, GAS & CONSUMABLE FUELS
100,000	CONTINENTAL RESOURCES 7.375% 10/01/20	102,750
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	114,185
		216,935	3.56

FINANCIALS			3.29
BANKS
100,000	BANK OF AMERICA 2.493% 07/28/17 FLOAT	100,098
		100,098	1.64

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	100,500
		100,500	1.65

HEALTH CARE			1.70
HEALTH CARE PROVIDERS & SERVICES
100,000	FRESENIUS MED CARE US 6.875% 07/15/17	103,750
		103,750	1.70

INDUSTRIALS			5.02
MACHINERY
100,000	CASE NEW HOLLAND INC. 7.875% 12/01/17	106,250
		106,250	1.74

TRADING COMPANIES & DISTRIBUTORS
100,000	AIRCASTLE 6.75% 04/15/17	102,000
95,000	INTL LEASE FINANCE CORP. 8.75% 03/15/17	97,731
		199,731	3.28

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

INFORMATION TECHNOLOGY			1.48
INTERNET SOFTWARE & SERVICES
88,000	IAC/INTERACTIVECORP 4.875% 11/30/18	90,090
		90,090	1.48

MATERIALS			1.77
METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	108,000
		108,000	1.77

REAL ESTATE			1.92
SPECIALIZED REITS
100,000	EPR PROPERTIES 7.75% 07/15/20	116,729
		116,729	1.92

TOTAL CORPORATE BOND (Cost: $1,768,748)		1,768,508	29.04

PREFERRED STOCK
FINANCIALS			1.65
CAPITAL MARKETS
100,000	MORGAN STANLEY 5.45% PFD FIX -FLOAT	100,334
		100,334	1.65

TOTAL PREFERRED STOCK (Cost: $99,875.00)		100,334	1.65

TOTAL INVESTMENT IN SECURITIES (Cost: $6,189,776)		6,090,514	100.01

OTHER ASSETS LESS LIABILITIES		(478)	(0.01)

TOTAL NET ASSETS		6,090,036	100.00

* Non-income producing

** The principal amount and value are stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			18.64
HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	230,720
		230,720	3.13

MEDIA
3,650	TIME WARNER INC.	290,577
3,175	WALT DISNEY CO.	294,830
		585,407	7.93

SPECIALTY RETAIL
3,750	LOWE’S COMPANIES INC.	270,788
2,240	THE HOME DEPOT, INC.	288,243
		559,031	7.58

CONSUMER STAPLES			18.86
BEVERAGES
5,120	COCA-COLA CO.	216,678
975	PEPSICO, INC.	106,051
		322,729	4.37

FOOD & STAPLES RETAILING
5,000	SYSCO CORP.	245,050
2,950	WAL-MART STORES INC.	212,754
		457,804	6.20

FOOD PRODUCTS
2,700	MONDELEZ INT’L INC.	118,530
3,000	THE KRAFT HEINZ COMPANY	268,530
		387,060	5.25

HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	224,375
		224,375	3.04

ENERGY			1.77
OIL, GAS & CONSUMABLE FUELS
1,500	EXXON MOBIL CORP.	130,920
		130,920	1.77

FINANCIALS			16.00
BANKS
7,000	BANK OF AMERICA CORP.	109,550
2,850	CITIGROUP INC.	134,606
4,225	WELLS FARGO & CO.	187,083
		431,239	5.85

DIVERSIFIED FINANCIAL SERVICES
2,000	BERKSHIRE HATHAWAY INC. B *	288,940
		288,940	3.92

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

INSURANCE
4,000	AMERICAN INT’L GROUP INC.	237,360
5,000	METLIFE INC.	222,150
		459,510	6.23

HEALTH CARE			4.12
PHARMACEUTICALS
2,575	JOHNSON & JOHNSON	304,185
		304,185	4.12

INDUSTRIALS			17.30
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	174,680
1,200	UNITED PARCEL SERVICE, INC. B	131,232
		305,912	4.15

INDUSTRIAL CONGLOMERATES
2,000	HONEYWELL INT’L INC.	233,180
9,605	GENERAL ELECTRIC CO.	284,500
		517,680	7.02

MACHINERY
2,000	DEERE & CO.	170,700
2,350	ILLINOIS TOOL WORKS INC.	281,624
		452,324	6.13

INFORMATION TECHNOLOGY			23.40
INTERNET SOFTWARE & SERVICES
300	ALPHABET INC. CLASS C *	233,187
		233,187	3.16

IT SERVICES
1,350	INT’L BUSINESS MACHINES CORP.	214,447
2,200	MASTERCARD INC.	223,894
		438,341	5.94

SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	211,400
		211,400	2.87

SOFTWARE
5,200	MICROSOFT CORP.	299,520
5,710	ORACLE CORPORATION	224,289
		523,809	7.10
TECHNOLOGY HARDWARE STORAGE & PERPHERALS

2,830	APPLE INC.	319,931
		319,931	4.34

TOTAL COMMON STOCK (Cost: $4,615,245)		7,384,504	100.09

TOTAL INVESTMENT IN SECURITIES (Cost: $4,615,245)		7,384,504	100.09

CASH OR CASH EQUIVALENT		3,610	0.05

OTHER ASSETS LESS LIABILITIES		(10,129)	(0.14)

TOTAL NET ASSETS		7,377,985	100

* Non-income producing

** The principal amount and value are stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			31.84
AUTO COMPONENTS
2,000	LEAR CORP.	242,440
		242,440	4.25

DISTRIBUTORS
2,300	POOL CORPORATION	217,396
		217,396	3.81

SPECIALTY RETAIL
25,000	CONN’S INC. *	258,000
4,000	GAMESTOP CORP. A	110,360
850	O’REILLY AUTOMOTIVE INC. *	238,094
5,200	PENSKE AUTOMOTIVE GROUP INC.	250,536
3,400	TRACTOR SUPPLY COMPANY	228,990
		1,085,980	19.03

TEXTILES, APPAREL & LUXURY GOODS
2,450	PVH CORP.	270,725
		270,725	4.75

CONSUMER STAPLES			2.72
BEVERAGES
1,700	DR PEPPER SNAPPLE GROUP INC.	155,227
		155,227	2.72

ENERGY			8.02
ENERGY EQUIPMENT & SERVICES
29,000	HELIX ENERGY SOLUTIONS GROUP INC. *	235,770
35,000	NOBLE CORPORATION	221,900
		457,670	8.02

FINANCIALS			6.79
BANKS
4,500	CIT GROUP INC.	163,350
6,100	EAST WEST BANCORP INC.	223,931
		387,281	6.79

HEALTH CARE			3.03
HEALTH CARE TECHNOLOGY
2,800	CERNER CORPORATION *	172,900
		172,900	3.03

INDUSTRIALS			42.93
AIRLINES
5,700	SPIRIT AIRLINES INC. *	242,421
		242,421	4.25

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

COMMERCIAL SERVICES & SUPPLIES
1,500	STERICYCLE, INC. *	120,210
		120,210	2.11

CONSTRUCTION & ENGINEERING
7,500	CHICAGO BRIDGE & IRON CO. N.V.	210,225
		210,225	3.68

MACHINERY
2,400	GRACO INC.	177,600
11,000	NAVISTAR INT’L CORP. *	251,790
3,100	WABTEC CORP.	253,115
		682,505	11.96

MARINE
3,800	KIRBY CORP. *	236,208
		236,208	4.14

ROAD & RAIL
3,800	GENESEE & WYOMING INC. *	262,010
2,400	KANSAS CITY SOUTHERN	223,968
1,800	LANDSTAR SYSTEM INC.	122,544
11,000	SWIFT TRANSPORTATION CO. *	236,170
		844,692	14.82

TRADING COMPANIES & DISTRIBUTORS
500	W.W. GRAINGER, INC.	112,420
		112,420	1.97

INFORMATION TECHNOLOGY			4.26
SOFTWARE
5,200	ASPEN TECHNOLOGY, INC. *	243,308
		243,308	4.26

MATERIALS			1.87
CHEMICALS
2,300	H.B. FULLER CO.	106,881
		106,881	1.87

TOTAL COMMON STOCK (Cost: $5,066,780)		5,788,489	101.46

TOTAL INVESTMENT IN SECURITIES (Cost: $5,066,780)		5,788,489	101.46

OTHER ASSETS LESS LIABILITIES		(83,222)	(1.46)

TOTAL NET ASSETS		5,705,267	100.00

* Non-income producing

** The principal amount and value are stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2016

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			17.43
AUTO COMPONENTS
35,000	GENTHERM INC. *	1,099,700
		1,099,700	3.90

SPECIALTY RETAIL
140,000	CONN’S INC. *	1,444,800
32,000	HIBBETT SPORTS INC. *	1,276,800
58,000	SONIC AUTOMOTIVE INC.	1,090,400
		3,812,000	13.53

CONSUMER STAPLES			5.72
FOOD & STAPLES RETAILING
65,812	CHEFS’ WAREHOUSE INC. *	733,145
		733,145	2.60

FOOD PRODUCTS
65,000	DARLING INGREDIENTS INC. *	878,150
		878,150	3.12

ENERGY			17.86
ENERGY EQUIPMENT & SERVICES
130,000	HORNBECK OFFSHORE SERVICES INC. *	715,000
66,000	MATRIX SERVICE CO. *	1,238,160
43,000	NATURAL GAS SERVICES GROUP, INC. *	1,057,370
460,300	NORTH AMERICAN ENERGY PARTNERS INC.	1,150,750
400,000	PARKER DRILLING CO. *	868,000
		5,029,280	17.85

OIL, GAS & CONSUMABLE FUELS
100,000	INFINITY ENERGY RESOURCES INC. *	3,100
		3,100	0.01

FINANCIALS			8.74
BANKS
29,000	EAST WEST BANCORP INC.	1,064,590
		1,064,590	3.78

CONSUMER FINANCE
59,000	REGIONAL MANAGEMENT CORP. *	1,277,350
		1,277,350	4.54

FINANCIAL EXCHANGES & DATA
1,500	MORNINGSTAR, INC.	118,905
		118,905	0.42

Quantity or			% of Total
Principal **	Description	Current $ Value **	Net Assets

INDUSTRIALS			50.76
BUILDING PRODUCTS
26,195	INSTEEL INDUSTRIES, INC.	949,307
37,000	NCI BUILDING SYSTEMS INC. *	539,830
		1,489,137	5.29

COMMERCIAL SERVICES & SUPPLIES
33,000	MOBILE MINI INC.	996,600
41,000	TEAM INC. *	1,341,110
		2,337,710	8.30

CONSTRUCTION & ENGINEERING
150,000	ORION GROUP HOLDINGS, INC. *	1,027,500
		1,027,500	3.65

MACHINERY
68,000	NAVISTAR INT’L CORP. *	1,556,520
		1,556,520	5.53

MARINE
22,000	KIRBY CORP. *	1,367,520
		1,367,520	4.86

ROAD & RAIL
19,000	GENESEE & WYOMING INC. *	1,310,050
38,000	SAIA INC. *	1,138,480
		2,448,530	8.69

TRADING COMPANIES & DISTRIBUTORS
47,000	DXP ENTERPRISES INC. *	1,324,930
50,000	RUSH ENTERPRISES INC. *	1,224,000
115,000	TRITON INTERNATIONAL LIMITED	1,516,850
		4,065,780	14.44

TOTAL COMMON STOCK (Cost: $28,186,109)		28,308,917	100.51

TOTAL INVESTMENT IN SECURITIES (Cost: $28,186,109)		28,308,917	100.51

OTHER ASSETS LESS LIABILITIES		(142,885)	(0.51)

TOTAL NET ASSETS		28,166,032	100.00

* Non-income producing

** The principal amount and value are stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement

Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of September 30, 2016:

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$449,120	$370,510	$130,920	$457,670	$5,032,380
Materials	464,800	—	—	106,881	—
Industrials	1,158,160	1,043,069	1,275,916	2,448,681	14,292,697
Consumer Discretionary	848,787	622,580	1,375,158	1,816,541	4,911,700
Consumer Staples	1,189,209	213,848	1,391,968	155,227	1,611,295
Health Care	759,500	505,316	304,185	172,900	—
Financials	722,260	644,509	1,179,689	387,281	2,460,845
Information Technology	1,029,885	743,870	1,726,668	243,308	—
Telecommunication Services	493,944	77,970	—	—	—
Utilities	660,110	—	—	—	—
Preferred Stock
Financials	358,640	100,334	—	—	—
Level 1 Total	8,134,415	4,322,006	7,384,504	5,788,489	28,308,917

Level 2 - Other significant observable inputs
Corporate Bonds
Energy	774,935	735,110	—	—	—
Materials	480,392	108,000	—	—	—
Industrials	1,138,469	305,981	—	—	—
Consumer Discretionary	1,153,811	108,250	—	—	—
Consumer Staples	157,840	—	—	—	—
Health Care	368,416	103,750	—	—	—
Financials	1,977,127	200,598	—	—	—
Information Technology	835,977	90,090	—	—	—
Telecommunication Services	128,750	—	—	—	—
Utilities	152,992	—	—	—	—
Real Estate	561,500	116,729	—	—	—
Level 2 Total	7,730,209	1,768,508	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—

Total Investments	$15,864,624	$6,090,514	$7,384,504	$5,788,489	$28,308,917

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the period ended September 30, 2016. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended September 30, 2016, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On September 30, 2016, the cost of investment and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$13,840,185	$6,189,776	$4,616,129	$5,066,780	$28,409,826
Gross Unrealized Appreciation	2,193,786	625,612	2,788,338	1,676,493	10,998,789
Gross Unrealized Depreciation	169,347	724,874	19,963	954,785	11,099,698
Net Unrealized Appreciation (Depreciation)	2,024,439	(99,262)	2,768,375	721,709	(100,909)

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                         Exhibits.

(a)         Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 29, 2016

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	November 29, 2016